Income Taxes - Components of Income Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	$ 567,851	$ 196,680	$ 381,205
Ireland
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	432,963	231,893	280,310
United States
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	(270,440)	(278,413)	41,950
Other
Schedule of Components of Income Before Income Tax Expense (Benefit) [Line Items]
Income before income tax expense	$ 405,328	$ 243,200	$ 58,945